Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 85,820	¥ 58,827	¥ 47,142
Unpaid Principal Balance		85,460	57,755
Related Allowance		13,447	13,731	14,344
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,533	23,163	18,911
Unpaid Principal Balance		26,311	22,512
Related Allowance		3,602	3,372	3,020
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		57,682	31,900
Unpaid Principal Balance		57,544	31,479
Related Allowance		9,178	8,442
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	1,605	3,764	5,101
Unpaid Principal Balance		1,605	3,764
Related Allowance	[1]	667	1,917	2,880
Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,762	4,434
Unpaid Principal Balance		5,744	4,181
Related Allowance		817	835
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,932	3,945
Unpaid Principal Balance		3,924	3,937
Related Allowance		632	633
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,839	14,784
Unpaid Principal Balance		16,643	14,394
Related Allowance		2,153	1,904
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,466	4,448	3,745
Related Allowance		228	166	¥ 149
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			232
Unpaid Principal Balance			232
Related Allowance			0
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,466	4,216
Unpaid Principal Balance		2,466	4,216
Related Allowance		228	166
Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,501	1,540
Unpaid Principal Balance		3,486	1,527
Related Allowance		374	419
Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,491	840
Unpaid Principal Balance		12,491	840
Related Allowance		486	0
Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,480	7,104
Unpaid Principal Balance		12,357	6,698
Related Allowance		2,371	3,703
Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,744	17,968
Unpaid Principal Balance		26,744	17,967
Related Allowance		5,719	4,154
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	36,528	17,593
Unpaid Principal Balance	[2]	36,524	17,521
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		997	1,158
Unpaid Principal Balance		995	1,111
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		35,423	16,329
Unpaid Principal Balance		35,421	16,304
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		108	106
Unpaid Principal Balance		108	106
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		584	589
Unpaid Principal Balance		582	542
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		413	569
Unpaid Principal Balance		413	569
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			232
Unpaid Principal Balance			232
Related Allowance			0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,705	3,404
Unpaid Principal Balance		1,705	3,404
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,268	47
Unpaid Principal Balance		2,267	47
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,231	840
Unpaid Principal Balance		11,231	840
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,831	975
Unpaid Principal Balance		8,830	950
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,388	10,831
Unpaid Principal Balance		11,388	10,831
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	49,292	41,234
Unpaid Principal Balance	[3]	48,936	40,234
Related Allowance	[3]	13,447	13,731
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		25,536	22,005
Unpaid Principal Balance		25,316	21,401
Related Allowance		3,602	3,372
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,259	15,571
Unpaid Principal Balance		22,123	15,175
Related Allowance		9,178	8,442
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,497	3,658
Unpaid Principal Balance		1,497	3,658
Related Allowance		667	1,917
Impaired Financing Receivables with Related Allowance | Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,178	3,845
Unpaid Principal Balance		5,162	3,639
Related Allowance		817	835
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,932	3,945
Unpaid Principal Balance		3,924	3,937
Related Allowance		632	633
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,426	14,215
Unpaid Principal Balance		16,230	13,825
Related Allowance		2,153	1,904
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment			0
Unpaid Principal Balance			0
Related Allowance			0
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		761	812
Unpaid Principal Balance		761	812
Related Allowance		228	166
Impaired Financing Receivables with Related Allowance | Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,233	1,493
Unpaid Principal Balance		1,219	1,480
Related Allowance		374	419
Impaired Financing Receivables with Related Allowance | Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,260	0
Unpaid Principal Balance		1,260	0
Related Allowance		486	0
Impaired Financing Receivables with Related Allowance | Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,649	6,129
Unpaid Principal Balance		3,527	5,748
Related Allowance		2,371	3,703
Impaired Financing Receivables with Related Allowance | Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,356	7,137
Unpaid Principal Balance		15,356	7,136
Related Allowance		¥ 5,719	¥ 4,154

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.